Share Capital and Other Equity Instruments - Summary of Weighted Average Inputs into Model and Resulting Grant Date Fair Values (Details)	12 Months Ended
	Dec. 31, 2019 year $ / shares	Dec. 31, 2018 year $ / shares	Dec. 31, 2017 year $ / shares
Disclosure Of Classes Of Share Capital [Abstract]
Volatility	45.00%	66.10%	61.80%
Risk-free interest rate	1.40%	2.10%	1.20%
Remaining life until expiry | year	7.2	7.9	6.7
Weighted average grant date fair value | $ / shares	$ 12.74	$ 221.64	$ 1,181.38